Related undertakings - Summary of full list of related parties - Japan to United Kingdom (Details)	12 Months Ended
Dec. 31, 2022
Japan | Ascend Japan KK | Ordinary
Related party transactions
Company name	Ascend Japan KK
Percentage of undertaking	100.00%
Reg office	JPN1
Japan | Elsevier Japan KK | Ordinary
Related party transactions
Company name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg office	JPN2
Japan | LexisNexis Japan KK | Ordinary
Related party transactions
Company name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg office	JPN2
Japan | PatentSight Japan Inc | Common
Related party transactions
Company name	PatentSight Japan Inc.
Percentage of undertaking	100.00%
Reg office	JPN2
Japan | RX Japan KK | Ordinary
Related party transactions
Company name	RX Japan KK
Percentage of undertaking	100.00%
Reg office	JPN3
Korea (Republic of) | Elsevier Korea LLC | Ordinary
Related party transactions
Company name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg office	KOR1
Korea (Republic of) | LexisNexis Legal and Professional Service Korea Ltd | Ordinary
Related party transactions
Company name	LexisNexis Legal and Professional Service Korea Ltd
Percentage of undertaking	100.00%
Reg office	KOR2
Korea (Republic of) | Reed Exhibitions Korea Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Korea Ltd
Percentage of undertaking	100.00%
Reg office	KOR3
Korea (Republic of) | Reed Exporum Ltd | Ordinary
Related party transactions
Company name	Reed Exporum Ltd (60%)
Percentage of undertaking	60.00%
Reg office	KOR4
Korea (Republic of) | Reed K. Fairs Ltd | Ordinary
Related party transactions
Company name	Reed K. Fairs Ltd (70%)
Percentage of undertaking	70.00%
Reg office	KOR3
Macau | Reed Exhibitions Macau Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Macau Ltd
Percentage of undertaking	100.00%
Reg office	MAC1
Malaysia | LexisNexis Malaysia Sdn Bhd | Ordinary
Related party transactions
Company name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg office	MYS1
Mexico | Masson-Doyma Mexico, S.A. | Ordinary
Related party transactions
Company name	Masson-Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg office	MEX1
Mexico | Reed Exhibitions Mexico S.A. de C.V. | Fixed
Related party transactions
Company name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg office	MEX2
Netherlands | AGRM Solutions C.V. | Partnership Interest
Related party transactions
Company name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Caselex BV | Ordinary
Related party transactions
Company name	Caselex B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Elsevier B.V. | Ordinary
Related party transactions
Company name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | ICIS Benchmarking Europe B.V | Ordinary
Related party transactions
Company name	ICIS Benchmarking Europe B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | LexisNexis Business Information Solutions B.V. | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | LNRS Data Services BV | Ordinary
Related party transactions
Company name	LNRS Data Services B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Misset Uitgeverij B.V. | Ordinary
Related party transactions
Company name	Misset Uitgeverij B.V. (49%)
Percentage of undertaking	49.00%
Reg office	NLD2
Netherlands | RELX Employment Company B.V. | Ordinary
Related party transactions
Company name	RELX Employment Company B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Finance B.V. | Ordinary
Related party transactions
Company name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Holdings B.V. | Ordinary
Related party transactions
Company name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Nederland B.V. | Ordinary
Related party transactions
Company name	RELX Nederland B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Overseas B.V. | Ordinary RE
Related party transactions
Company name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
New Zealand | LexisNexis NZ Ltd | Ordinary
Related party transactions
Company name	LexisNexis NZ Ltd
Percentage of undertaking	100.00%
Reg office	NZL1
Philippines | Reed Elsevier Shared Services (Philippines) Inc. | Common
Related party transactions
Company name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg office	PHL1
Poland | AI Digital Contracts Sp. z.o.o. | Ordinary
Related party transactions
Company name	AI Digital Contracts Sp. z.o.o. (75%)
Percentage of undertaking	75.00%
Reg office	POL1
Poland | Elsevier Sp. z.o.o. | Ordinary
Related party transactions
Company name	Elsevier Sp. z.o.o.
Percentage of undertaking	100.00%
Reg office	POL2
Russia | Elsevier LLC | Participations shares
Related party transactions
Company name	Elsevier LLC (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	RUS2
Russia | LexisNexis LLC | Participations shares
Related party transactions
Company name	LexisNexis LLC (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	RUS3
Russia | Real Estate Events Direct LLC | Participations shares
Related party transactions
Company name	Real Estate Events Direct LLC (80%) (Liquidation in progress)
Percentage of undertaking	80.00%
Reg office	RUS1
Russia | RELX LLC | Participations shares
Related party transactions
Company name	RELX LLC (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	RUS1
Singapore | Elsevier (Singapore) Pte Ltd | Ordinary
Related party transactions
Company name	Elsevier (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg office	SGP1
Singapore | Lexis-Nexis Philippines Pte Ltd | Ordinary-B, Preference
Related party transactions
Company name	Lexis-Nexis Philippines Pte Ltd
Percentage of undertaking	100.00%
Reg office	SGP2
Singapore | LNRS Data Services Pte Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services Pte Ltd
Percentage of undertaking	100.00%
Reg office	SGP3
Singapore | RE (HAPL) Pte Ltd | Ordinary
Related party transactions
Company name	RE (HAPL) Pte Ltd
Percentage of undertaking	100.00%
Reg office	SGP1
Singapore | RELX (Singapore) Pte. Ltd | Ordinary
Related party transactions
Company name	RELX (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg office	SGP2
South Africa | Globalrange SA (Pty) Ltd | Ordinary
Related party transactions
Company name	Globalrange SA (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	ZAF1
South Africa | LexisNexis (Pty) Ltd | A Ordinary
Related party transactions
Company name	LexisNexis (Pty) Ltd (78%)
Percentage of undertaking	78.00%
Reg office	ZAF2
South Africa | LexisNexis Risk Management (Pty) Ltd | Ordinary
Related party transactions
Company name	LexisNexis Risk Management (Pty) Ltd (78%)
Percentage of undertaking	78.00%
Reg office	ZAF2
South Africa | LexisNexis South Africa Shared Services (Pty) Ltd | Ordinary
Related party transactions
Company name	LexisNexis South Africa Shared Services (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	ZAF2
South Africa | Reed Events Management (Pty) Ltd | Ordinary
Related party transactions
Company name	Reed Events Management (Pty) Ltd (90%)
Percentage of undertaking	90.00%
Reg office	ZAF2
South Africa | Reed Exhibitions (Pty) Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions (Pty) Ltd (90%)
Percentage of undertaking	90.00%
Reg office	ZAF2
South Africa | Reed Exhibitions Group (Pty) Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Group (Pty) Ltd (90%)
Percentage of undertaking	90.00%
Reg office	ZAF2
South Africa | Reed Venue Management (Pty) Ltd | Ordinary
Related party transactions
Company name	Reed Venue Management (Pty) Ltd (90%)
Percentage of undertaking	90.00%
Reg office	ZAF2
South Africa | RELX (Pty) Ltd | Ordinary
Related party transactions
Company name	RELX (Pty) Ltd
Percentage of undertaking	100.00%
Reg office	ZAF2
Spain | Elsevier Espana SL | Participations shares
Related party transactions
Company name	Elsevier Espana SL
Percentage of undertaking	100.00%
Reg office	ESP1
Sweden | Behaviometrics AB | Ordinary
Related party transactions
Company name	Behaviometrics AB
Percentage of undertaking	100.00%
Reg office	SWE1
Switzerland | Fircosoft Schweiz GmbH | Ordinary
Related party transactions
Company name	Fircosoft Schweiz GmbH (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	CHE1
Taiwan | Elsevier Taiwan LLC | Ordinary
Related party transactions
Company name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg office	TWN1
Thailand | Reed Tradex Company Ltd | Ordinary, Preference
Related party transactions
Company name	Reed Tradex Company Ltd (49%)
Percentage of undertaking	49.00%
Reg office	THA1
Thailand | RELX Holding (Thailand) Co., Ltd | Ordinary
Related party transactions
Company name	RELX Holding (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg office	THA2
Thailand | RELX Information Analytics (Thailand) Co., Ltd | Ordinary
Related party transactions
Company name	RELX Information Analytics (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg office	THA3
Turkey | Elsevier STM Bilgi Hizmetleri Limited irketi | Ordinary
Related party transactions
Company name	Elsevier STM Bilgi Hizmetleri Limited Şirketi
Percentage of undertaking	100.00%
Reg office	TUR1
Turkey | Mack Brooks Fuarcilik A.S | Registered capital
Related party transactions
Company name	Mack Brooks Fuarcilik A.S.
Percentage of undertaking	100.00%
Reg office	TUR3
Turkey | Reed Tyap Fuarcilik A.. | A-Ordinary, B-Ordinary
Related party transactions
Company name	Reed Tüyap Fuarcilik A.S. (50%)
Percentage of undertaking	50.00%
Reg office	TUR2
United Arab Emirates | Reed Exhibitions FZ-LLC | Ordinary
Related party transactions
Company name	Reed Exhibitions FZ-LLC
Percentage of undertaking	100.00%
Reg office	UAE1
United Arab Emirates | RELX Middle East FZ-LLC | Ordinary
Related party transactions
Company name	RELX Middle East FZ-LLC
Percentage of undertaking	100.00%
Reg office	UAE2
United Kingdom | 3rd Street Group Ltd | Ordinary
Related party transactions
Company name	3rd Street Group Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Butterworths Ltd | Ordinary
Related party transactions
Company name	Butterworths Ltd
Percentage of undertaking	100.00%
Reg office	GBR4
United Kingdom | Cordery Compliance Ltd | Ordinary
Related party transactions
Company name	Cordery Compliance Ltd (71%)
Percentage of undertaking	71.00%
Reg office	GBR4
United Kingdom | Cordery Ltd | Ordinary
Related party transactions
Company name	Cordery Ltd (71%)
Percentage of undertaking	71.00%
Reg office	GBR4
United Kingdom | Crediva Ltd | Ordinary
Related party transactions
Company name	Crediva Ltd
Percentage of undertaking	100.00%
Reg office	GBR5
United Kingdom | Digital Foundry Network Ltd | Ordinary
Related party transactions
Company name	Digital Foundry Network Ltd (50%)
Percentage of undertaking	50.00%
Reg office	GBR3
United Kingdom | E & P Events LLP | Membership Interest
Related party transactions
Company name	E & P Events LLP (50%)
Percentage of undertaking	50.00%
Reg office	GBR3
United Kingdom | Elsevier Ltd | Ordinary
Related party transactions
Company name	Elsevier Ltd
Percentage of undertaking	100.00%
Reg office	GBR6
United Kingdom | Emailage Ltd | Ordinary
Related party transactions
Company name	Emailage Ltd
Percentage of undertaking	100.00%
Reg office	GBR5
United Kingdom | Gamer Network Ltd | Ordinary
Related party transactions
Company name	Gamer Network Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Gapsquare Ltd | A-Ordinary, B-Ordinary
Related party transactions
Company name	Gapsquare Ltd
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | Hookshot Media Ltd | Ordinary
Related party transactions
Company name	Hookshot Media Ltd (23.5%)
Percentage of undertaking	23.50%
Reg office	GBR8
United Kingdom | Interfolio UK Ltd | Ordinary
Related party transactions
Company name	Interfolio UK Ltd
Percentage of undertaking	100.00%
Reg office	GBR10
United Kingdom | LexisNexis Risk Solutions UK Ltd | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions UK Ltd
Percentage of undertaking	100.00%
Reg office	GBR5
United Kingdom | LNRS Data Services Holdings Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services Holdings Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | LNRS Data Services Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services Ltd
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | Mack-Brooks Exhibitions Ltd | Ordinary
Related party transactions
Company name	Mack-Brooks Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | MCM Expo Ltd | Ordinary
Related party transactions
Company name	MCM Expo Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Mendeley Ltd | Ordinary
Related party transactions
Company name	Mendeley Ltd
Percentage of undertaking	100.00%
Reg office	GBR6
United Kingdom | MLex Ltd | Ordinary
Related party transactions
Company name	MLex Ltd
Percentage of undertaking	100.00%
Reg office	GBR4
United Kingdom | Offshore Europe (Management) Ltd | Ordinary
Related party transactions
Company name	Offshore Europe (Management) Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Offshore Europe Partnership | Partnership Interest
Related party transactions
Company name	Offshore Europe Partnership (50%)
Percentage of undertaking	50.00%
Reg office	GBR3
United Kingdom | Out There Gaming Ltd | Ordinary
Related party transactions
Company name	Out There Gaming Ltd (70%)
Percentage of undertaking	70.00%
Reg office	GBR3
United Kingdom | Oxford Spires Management Co; Ltd | Ordinary
Related party transactions
Company name	Oxford Spires Management Co; Ltd (55%)
Percentage of undertaking	55.00%
Reg office	GBR7
United Kingdom | RE (HPL) Ltd | Ordinary
Related party transactions
Company name	RE (HPL) Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE (RCB) Ltd | Ordinary
Related party transactions
Company name	RE (RCB) Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE Secretaries Ltd | Ordinary
Related party transactions
Company name	RE Secretaries Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE (SOE) Ltd | Ordinary
Related party transactions
Company name	RE (SOE) Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Reed Events Ltd | Ordinary
Related party transactions
Company name	Reed Events Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Reed Exhibitions Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Reed Nominees Ltd | Ordinary
Related party transactions
Company name	Reed Nominees Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX Finance Ltd | Ordinary
Related party transactions
Company name	RELX Finance Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX Group plc | Ordinary
Related party transactions
Company name	RELX Group plc
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (Holdings) Ltd | Ordinary
Related party transactions
Company name	RELX (Holdings) Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (Investments) plc | Ordinary
Related party transactions
Company name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX Overseas Holdings Ltd | Ordinary
Related party transactions
Company name	RELX Overseas Holdings Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (UK) Ltd | Ordinary
Related party transactions
Company name	RELX (UK) Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | REV GP (UK) LLP | Membership Interest
Related party transactions
Company name	REV GP (UK) LLP
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | REV Venture Partners Ltd | Ordinary
Related party transactions
Company name	REV Venture Partners Ltd
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | REV V LP | Partnership Interest
Related party transactions
Company name	REV V LP
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | SciBite Ltd | A Ordinary, B Ordinary, C Ordinary
Related party transactions
Company name	SciBite Ltd
Percentage of undertaking	100.00%
Reg office	GBR9
United Kingdom | Tracesmart Ltd | Ordinary
Related party transactions
Company name	Tracesmart Ltd
Percentage of undertaking	100.00%
Reg office	GBR5
United Kingdom | TruNarrative Ltd | Ordinary
Related party transactions
Company name	TruNarrative Ltd
Percentage of undertaking	100.00%
Reg office	GBR5